Operating and Direct Financing Leases - Operating Lease Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Vessel	Dec. 31, 2012
Teekay Tangguh Borrower LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership interest held by partnership	99.00%
Teekay Tangguh Borrower LLC [Member] | Teekay BLT Corporation [Member]
Property Subject to or Available for Operating Lease [Line Items]
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation	70.00%
Teekay Tangguh Joint Venture [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership interest held by partnership	69.00%
Number of vessels	2
Tax indemnification	$ 8.9	$ 9.4
Tax indemnification of lease contracts	The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033.
Operating lease arrangement period, lessor	20 year
Operating lease arrangement period, lessee	20 years